May 28, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	The Advisors’ Inner Circle Fund III Post-Effective Amendment No. 239 (File No. 333-192858) and Amendment No. 243 (File No. 811-22920) to Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of our client, The Advisors’ Inner Circle Fund III (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 239 and, under the Investment Company Act of 1940, as amended, Amendment No. 243 (the “Filing”) to the Trust’s Registration Statement on Form N-1A.

The Filing is made pursuant to Rule 485(a)(2) under the 1933 Act for the purpose of introducing a new series to the Trust: Rayliant Quantamental China Equity Fund.

If you have any questions regarding the Filing, please contact the undersigned at 215.963.5886.

Sincerely,

/s/ Brian T. London

Brian T. London